UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-02945

                          CENTENNIAL MONEY MARKET TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                   Date of reporting period: DECEMBER 31, 2005


ITEM 1. REPORTS TO STOCKHOLDERS.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Trust, you incur ongoing costs, including management fees; service fees and other Trust expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Trust's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.


                        5 | CENTENNIAL MONEY MARKET TRUST

FUND EXPENSES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         BEGINNING         ENDING            EXPENSES
                         ACCOUNT           ACCOUNT           PAID DURING
                         VALUE             VALUE             6 MONTHS ENDED
                         (7/1/05)          (12/31/05)        DECEMBER 31, 2005
--------------------------------------------------------------------------------
Actual                   $1,000.00         $1,016.00         $3.47
--------------------------------------------------------------------------------
Hypothetical              1,000.00          1,021.77          3.48

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Trust's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2005 is as follows:

EXPENSE RATIO
-------------
    0.68%

--------------------------------------------------------------------------------


                        6 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                 PRINCIPAL                 VALUE
                                                    AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--17.3%
--------------------------------------------------------------------------------
Bank of Montreal
Chicago, 4.26%,
1/13/06                                       $ 50,000,000       $    50,000,000
--------------------------------------------------------------------------------
Bank of Nova Scotia,
4.28%, 1/27/06                                  50,000,000            50,000,000
--------------------------------------------------------------------------------
Barclays Bank plc,
New York:
4.26%, 2/9/06                                  125,000,000           125,000,000
4.315%, 2/17/06                                 72,700,000            72,700,000
--------------------------------------------------------------------------------
Calyon, New York,
4.255%, 2/3/06                                  73,500,000            73,500,000
--------------------------------------------------------------------------------
Canadian Imperial
Bank of Commerce
NY, 4.265%, 1/23/06                             40,000,000            40,000,000
--------------------------------------------------------------------------------
Citibank NA:
4.135%, 1/20/06                                 71,000,000            71,000,000
4.15%, 1/24/06                                  15,000,000            15,000,000
4.195%, 1/27/06                                 55,000,000            55,000,000
4.285%, 2/14/06                                 48,000,000            48,000,000
4.295%, 2/15/06                                100,000,000           100,000,000
4.36%, 2/28/06                                 137,000,000           137,000,000
4.445%, 3/20/06                                292,500,000           292,500,000
--------------------------------------------------------------------------------
Dexia Credit Local,
New York, 4.43%,
3/13/06                                        125,000,000           125,000,000
--------------------------------------------------------------------------------
Fortis Bank SA/NV,
New York, 4.16%,
1/9/06                                          34,700,000            34,700,000
--------------------------------------------------------------------------------
HBOS Treasury
Services, New York:
4.01%, 1/3/06                                   45,000,000            45,000,000
4.02%, 1/3/06                                  125,000,000           125,000,000
4.17%, 2/1/06                                  250,000,000           250,000,000
--------------------------------------------------------------------------------
HSBC Bank USA,
4.25%, 2/9/06                                  116,000,000           115,997,821
--------------------------------------------------------------------------------
M & I Marshall &
Ilsley Bank, 4.43%,
3/17/06                                         35,000,000            35,000,000
--------------------------------------------------------------------------------
National City Bank,
4.24%, 2/15/06                                  30,000,000            29,996,019
--------------------------------------------------------------------------------
Rabobank Nederland
NV, New York,
4.29%, 4/18/06                                  43,000,000            42,966,553

                                                 PRINCIPAL                 VALUE
                                                    AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT Continued
--------------------------------------------------------------------------------
Royal Bank of Canada,
New York Branch,
4.268%, 1/31/06                               $ 88,000,000       $    88,000,000
--------------------------------------------------------------------------------
Royal Bank of Scotland,
New York:
4.27%, 1/26/06                                 100,000,000           100,000,000
4.27%, 1/27/06                                 200,000,000           200,000,000
--------------------------------------------------------------------------------
Skandinaviska Enskilda
Banken, New York,
4.306%, 10/3/06 1                              164,000,000           163,975,411
--------------------------------------------------------------------------------
Suntrust Banks,
4.20%, 1/30/06                                 100,000,000           100,000,000
--------------------------------------------------------------------------------
Svenska Handelsbanken
NY, 4.03%, 1/6/06                              100,000,000           100,000,000
--------------------------------------------------------------------------------
Toronto Dominion
Bank, New York:
4.29%, 1/27/06                                  48,000,000            48,000,000
4.45%, 3/22/06                                  77,000,000            77,000,000
4.45%, 3/23/06                                 200,000,000           200,000,000
--------------------------------------------------------------------------------
Washington Mutual
Bank FA:
4.17%, 1/13/06                                  75,000,000            74,999,752
4.21%, 1/30/06                                 158,000,000           158,000,000
4.30%, 1/17/06                                  50,000,000            50,000,000
4.44%, 3/14/06                                 140,000,000           140,000,000
--------------------------------------------------------------------------------
Wells Fargo Bank NA:
4.28%, 1/25/06                                 100,000,000           100,000,000
4.34%, 1/25/06                                 100,000,000           100,000,000
4.39%, 1/13/06                                  50,000,000            50,000,000
                                                                 ---------------
Total Certificates of Deposit
(Cost $3,683,335,556)                                              3,683,335,556

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--18.7%
--------------------------------------------------------------------------------
AB SPINTAB:
4.16%, 1/31/06                                  18,050,000            17,987,427
4.175%, 2/2/06                                 100,000,000            99,628,889
4.35%, 3/3/06                                   20,000,000            19,852,583
--------------------------------------------------------------------------------
BNP Paribas Finance,
Inc., 4.18%, 1/19/06                            85,000,000            84,822,350
--------------------------------------------------------------------------------
Danske Corp.:
4.06%, 1/9/06                                   44,255,000            44,215,072
4.32%, 2/3/06 2                                 20,000,000            19,920,800


                        7 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                 PRINCIPAL                 VALUE
                                                    AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Dexia Delaware LLC,
4.12%, 1/4/06 2                               $ 43,000,000       $    42,985,237
--------------------------------------------------------------------------------
DnB NOR Bank ASA:
4.26%, 2/3/06                                   29,100,000            28,986,365
4.285%, 2/8/06                                 207,500,000           206,562,482
4.30%, 2/24/06                                  50,000,000            49,677,500
4.385%, 3/13/06                                140,000,000           138,789,253
--------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland:
4%, 1/5/06 2                                   164,800,000           164,726,756
4.075%, 1/19/06 2                               77,000,000            76,843,113
4.185%, 2/3/06 2                               136,000,000           135,478,270
4.22%, 2/6/06 2                                 33,200,000            33,059,896
--------------------------------------------------------------------------------
HBOS Treasury Services:
4.165%, 2/2/06                                  95,000,000            94,648,289
4.22%, 2/10/06                                 120,000,000           119,437,333
--------------------------------------------------------------------------------
LaSalle Bank NA,
4.25%, 1/20/06                                  40,000,000            40,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank plc,
4.23%, 1/6/06                                   45,000,000            44,973,563
--------------------------------------------------------------------------------
National Australia
Funding (Delaware), Inc.:
4.23%, 1/11/06 2                                50,000,000            49,941,250
4.23%, 1/13/06 2                               135,000,000           134,809,650
4.265%, 1/25/06 2                              100,000,000            99,715,667
--------------------------------------------------------------------------------
Nationwide Building Society:
4.04%, 1/12/06 2                                60,000,000            59,925,933
4.105%, 1/25/06 2                               65,000,000            64,822,117
4.16%, 1/24/06 2                                42,100,000            41,988,108
4.16%, 1/26/06 2                                70,000,000            69,799,722
4.26%, 2/17/06 2                                81,350,000            80,897,558
4.38%, 3/9/06 2                                 61,500,000            60,998,673
--------------------------------------------------------------------------------
Nordea North
America, Inc.:
4%, 1/4/06                                     137,050,000           137,004,317
4.05%, 1/12/06                                  33,500,000            33,458,544
4.09%, 1/19/06                                  64,400,000            64,268,302
4.14%, 1/24/06                                  50,000,000            49,867,750
4.25%, 1/20/06                                  54,500,000            54,380,337
--------------------------------------------------------------------------------
Rabobank USA
Financial Corp.,
4.16%, 1/17/06                                  25,000,000            24,953,778
--------------------------------------------------------------------------------
Royal Bank of
Scotland plc,
4.175%, 1/17/06                                 32,000,000            31,940,622

                                                 PRINCIPAL                 VALUE
                                                    AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Skandinaviska Enskilda
Banken AB:
4.17%, 2/1/06 2                               $ 22,900,000       $    22,817,770
4.349%, 11/27/06 1,2                            75,000,000            75,000,000
4.35%, 2/9/06 2                                 14,500,000            14,431,682
--------------------------------------------------------------------------------
Societe Generale
North America:
3.97%, 1/6/06                                   40,000,000            39,977,944
4.38%, 3/29/06                                 100,000,000            98,941,500
4.40%, 3/20/06                                 129,975,000           128,735,905
--------------------------------------------------------------------------------
St. George Bank Ltd.:
4.11%, 1/5/06 2                                 30,000,000            29,986,300
4.30%, 1/12/06 2                                50,000,000            49,934,306
4.395%, 3/13/06 2                               81,000,000            80,297,899
--------------------------------------------------------------------------------
Stadshypotek
Delaware, Inc.:
4.25%, 2/15/06 2                                90,000,000            89,521,875
4.28%, 2/21/06 2                                 8,800,000             8,746,643
4.31%, 2/3/06 2                                 50,000,000            49,802,458
--------------------------------------------------------------------------------
Swedbank AB,
4.025%, 1/11/06                                270,000,000           269,698,125
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC:
4.16%, 1/27/06                                  23,125,000            23,055,522
4.20%, 1/30/06                                  26,448,000            26,358,518
4.29%, 1/3/06                                   89,500,000            89,478,686
--------------------------------------------------------------------------------
Westpac Banking
Corp., New York,
4.03%, 1/9/06                                  102,100,000           102,008,564
--------------------------------------------------------------------------------
Westpac Trust
Securities NZ Ltd.:
3.985%, 1/3/06                                  25,000,000            24,994,465
4.15%, 1/31/06                                  34,000,000            33,882,417
4.25%, 2/14/06                                 150,000,000           149,220,833
4.40%, 3/21/06 2                                40,000,000            39,613,778
                                                                 ---------------
Total Direct Bank Obligations
(Cost $3,967,872,696)                                              3,967,872,696

--------------------------------------------------------------------------------
LETTERS OF CREDIT--0.3%
--------------------------------------------------------------------------------
Chase Manhattan
Bank, guaranteeing
commercial paper
of NATC California
LLC,
4.12%, 1/13/06
(Cost $63,818,236)                              63,906,000            63,818,236


                        8 | CENTENNIAL MONEY MARKET TRUST

                                                 PRINCIPAL                 VALUE
                                                    AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------
SHORT-TERM NOTES--63.2%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--25.2%
Amsterdam Funding Corp.:
4.29%, 2/2/06 2                               $ 19,100,000       $    19,027,165
4.32%, 1/24/06 2                                40,000,000            39,889,600
--------------------------------------------------------------------------------
Barton Capital Corp.:
4.035%, 1/9/06 2                               216,518,000           216,323,856
4.07%, 1/11/06 2                                61,000,000            60,931,036
4.09%, 1/10/06 2                                54,479,000            54,423,318
--------------------------------------------------------------------------------
Cable Beach LP,
4.116%, 1/13/06 2                               75,000,000            74,897,100
--------------------------------------------------------------------------------
Chesham Finance LLC:
4.12%, 1/18/06 2                               128,500,000           128,250,884
4.28%, 1/19/06                                  70,000,000            69,850,200
4.29%, 1/30/06                                  80,000,000            79,723,533
4.32%, 1/20/06                                 100,000,000            99,772,000
4.43%, 3/15/06                                   1,200,000             1,189,220
--------------------------------------------------------------------------------
Crown Point Capital Co.:
4.18%, 1/12/06 2                               123,000,000           122,842,902
4.44%, 3/23/06 2                                50,000,000            49,500,500
--------------------------------------------------------------------------------
Eiffel Funding LLC:
4.03%, 1/5/06 2                                 75,000,000            74,966,417
4.23%, 1/24/06 2                                34,500,000            34,406,764
4.36%, 2/13/06 2                                40,001,000            39,792,684
4.42%, 3/20/06 2                                50,000,000            49,521,167
4.44%, 3/27/06 2                               108,000,000           106,867,800
--------------------------------------------------------------------------------
Fairway Finance Corp.,
4.13%, 1/23/06 2                                31,110,000            31,031,482
--------------------------------------------------------------------------------
FCAR Owner Trust I:
4.22%, 1/20/06                                  36,500,000            36,418,706
4.22%, 2/6/06                                  176,000,000           175,257,280
4.31%, 1/27/06                                  50,000,000            49,844,361
4.42%, 3/15/06                                 150,000,000           148,655,583
--------------------------------------------------------------------------------
FCAR Owner
Trust II,
4.40%, 3/3/06                                   21,000,000            20,843,433
--------------------------------------------------------------------------------
Gemini Securitization
Corp.:
4.09%, 1/18/06 2                                66,500,000            66,371,563
4.17%, 1/10/06 2                                10,000,000             9,989,575
4.28%, 2/17/06 2                                98,500,000            97,949,604
4.38%, 3/8/06 2                                 75,000,000            74,397,750
4.42%, 3/22/06 2                                75,000,000            74,263,333
--------------------------------------------------------------------------------
Gotham Funding
Corp.:
4.19%, 1/27/06 2                                64,800,000            64,603,908

                                                 PRINCIPAL                 VALUE
                                                    AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Gotham Funding
Corp.: Continued
4.23%, 1/9/06 2                               $ 66,990,000       $    66,927,096
4.29%, 1/6/06 2                                 45,901,000            45,873,651
4.32%, 1/19/06 2                                50,000,000            49,892,000
--------------------------------------------------------------------------------
GOVCO, Inc.:
4.06%, 1/6/06 2                                 50,000,000            49,971,806
4.085%, 1/18/06 2                               49,000,000            48,905,478
4.115%, 1/23/06 2                               32,883,000            32,800,308
4.125%, 1/25/06 2                               20,000,000            19,945,000
4.17%, 1/30/06 2                                35,000,000            34,882,429
4.395%, 3/13/06 2                               59,000,000            58,488,593
--------------------------------------------------------------------------------
Grampian Funding LLC:
4.175%, 2/2/06 2                                50,000,000            49,814,444
4.39%, 3/28/06 2                               141,003,000           139,529,048
4.40%, 3/31/06 2                               200,000,000           197,824,444
--------------------------------------------------------------------------------
Legacy Capital Co. LLC:
4.13%, 1/23/06                                  75,798,000            75,606,694
4.16%, 1/9/06                                   50,000,000            49,953,778
4.20%, 1/3/06                                    1,817,000             1,816,573
4.35%, 2/6/06                                    9,197,000             9,156,993
4.39%, 3/6/06                                   58,109,000            57,655,492
4.405%, 3/16/06                                111,054,000           110,048,437
4.44%, 3/23/06                                  71,000,000            70,290,710
--------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC:
4.03%, 1/6/06 2                                122,500,000           122,431,503
4.05%, 1/12/06 2                                40,000,000            39,950,500
4.23%, 2/9/06 2                                 94,111,000            93,679,736
4.24%, 2/8/06 2                                 41,731,000            41,544,231
4.30%, 2/21/06 2                                78,000,000            77,524,850
4.415%, 3/21/06 2                               50,000,000            49,515,576
--------------------------------------------------------------------------------
Neptune Funding
Corp.:
4.08%, 1/5/06 2                                 55,660,000            55,634,767
4.09%, 1/12/06 2                               123,500,000           123,345,659
4.10%, 1/13/06 2                                88,000,000            87,879,733
4.13%, 1/17/06 2                                25,000,000            24,954,111
4.15%, 1/11/06 2                                15,500,000            15,482,132
4.21%, 1/19/06 2                                32,688,000            32,619,192
4.25%, 2/3/06 2                                 43,218,000            43,049,630
4.41%, 3/2/06 2                                 24,540,000            24,359,631
--------------------------------------------------------------------------------
Old Line Funding Corp.:
4.18%, 1/10/06 2                                10,376,000            10,365,157
4.26%, 1/18/06 2                                47,937,000            47,840,567
4.29%, 1/23/06 2                                33,408,000            33,320,415


                        9 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                 PRINCIPAL                 VALUE
                                                    AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
Perry Global Funding
LLC, Series A:
4.055%, 1/9/06 2                              $ 63,810,000       $    63,752,500
4.19%, 2/2/06 2                                 38,525,000            38,381,516
4.22%, 2/6/06 2                                 67,817,000            67,530,812
4.31%, 1/26/06 2                                70,237,000            70,026,777
4.35%, 3/1/06 2                                 91,000,000            90,351,246
--------------------------------------------------------------------------------
Regency Markets
No. 1 LLC,
4.32%, 1/9/06 2                                 19,866,000            19,846,929
--------------------------------------------------------------------------------
Sheffield Receivables
Corp.,
4.25%, 1/5/06 2                                 54,103,000            54,077,451
--------------------------------------------------------------------------------
Solitaire Funding
LLC, 4.34%, 1/23/06 2                          130,000,000           129,663,461
--------------------------------------------------------------------------------
Victory Receivables Corp.:
4.21%, 2/1/06 2                                 60,810,000            60,589,547
4.235%, 2/6/06 2                                44,000,000            43,813,660
4.25%, 1/4/06 2                                 56,699,000            56,678,919
4.29%, 1/10/06 2                                46,153,000            46,103,501
4.29%, 1/11/06 2                                50,000,000            49,940,417
4.31%, 1/20/06 2                                76,779,000            76,604,349
4.31%, 1/23/06 2                                84,556,000            84,333,289
4.35%, 2/3/06 2                                 21,000,000            20,916,263
--------------------------------------------------------------------------------
Windmill Funding
Corp.:
4.22%, 1/4/06 2                                 25,000,000            24,991,208
4.25%, 1/6/06 2                                 50,000,000            49,970,486
--------------------------------------------------------------------------------
Yorktown
Capital LLC,
4.25%, 1/5/06 2                                 49,000,000            48,976,861
                                                                 ---------------
                                                                   5,361,232,280

--------------------------------------------------------------------------------
AUTOMOBILES--0.2%
BMW US Capital
LLC, 4.24%, 1/3/06 2                            40,000,000            39,990,578
--------------------------------------------------------------------------------
BEVERAGES--0.1%
Better Brands of
South Georgia LLP,
Series 2003,
4.41%, 1/5/06 1                                 11,600,000            11,600,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--6.1%
Banc of America
Securities LLC,
4.26%, 1/2/06 1                                180,000,000           180,000,000

                                                 PRINCIPAL                 VALUE
                                                    AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Bear Stearns Cos., Inc.:
4.05%, 1/11/06                                $ 65,000,000       $    64,926,875
4.075%, 1/17/06                                  9,000,000             8,983,700
4.22%, 2/6/06                                  186,000,000           185,216,370
4.22%, 2/7/06                                   91,000,000            90,605,313
4.42%, 3/20/06                                  50,000,000            49,523,333
--------------------------------------------------------------------------------
First Clearing LLC,
4.35%, 3/6/06 1                                 90,500,000            90,500,000
--------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.:
4.37%, 4/7/06 1,3                              160,000,000           160,000,000
4.439%, 10/30/06 1,3                           233,000,000           233,000,000
--------------------------------------------------------------------------------
Lehman Brothers,
Inc., 4.125%, 1/2/06 1                         229,000,000           229,000,000
                                                                 ---------------
                                                                   1,291,755,591

--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.5%
Bank of America Corp.:
4.19%, 2/2/06                                  200,000,000           199,255,111
4.19%, 2/3/06                                   50,000,000            49,807,958
4.215%, 1/26/06                                300,000,000           299,121,875
4.255%, 2/15/06                                 75,300,000            74,899,498
4.35%, 2/13/06                                  70,000,000            69,636,292
--------------------------------------------------------------------------------
Deutsche Bank Financial LLC:
4.33%, 2/8/06                                  280,000,000           278,720,244
4.39%, 1/3/06                                   50,000,000            49,987,806
--------------------------------------------------------------------------------
HSBC USA, Inc.:
4.145%, 1/25/06                                100,000,000            99,723,667
4.23%, 2/10/06                                 161,000,000           160,243,300
4.36%, 5/1/06                                   20,000,000            19,709,333
--------------------------------------------------------------------------------
JPMorgan Chase &
Co., 4.16%, 2/1/06                             215,000,000           214,229,822
--------------------------------------------------------------------------------
National City
Credit Corp.,
4.345%, 2/13/06                                 73,200,000            72,820,102
                                                                 ---------------
                                                                   1,588,155,008

--------------------------------------------------------------------------------
COMMERCIAL FINANCE--0.5%
Caterpillar Financial
Services Corp.,
4.22%, 1/5/06                                   31,600,000            31,585,183
--------------------------------------------------------------------------------
Countrywide
Financial Corp.:
4.25%, 1/3/06                                    5,000,000             4,998,806
4.30%, 1/5/06                                   58,000,000            57,972,289


                       10 | CENTENNIAL MONEY MARKET TRUST

                                                 PRINCIPAL                 VALUE
                                                    AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL FINANCE Continued
Private Export
Funding Corp.,
4.24%, 1/17/06 2                              $ 13,500,000       $    13,474,560
                                                                 ---------------
                                                                     108,030,838

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
American Express
Credit Corp.,
4.13%, 1/5/06                                   50,000,000            49,977,056
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.3%
General Electric
Capital Corp.:
4%, 1/6/06                                      98,000,000            97,945,556
4.16%, 1/30/06                                  65,000,000            64,782,178
4.245%, 2/13/06                                169,000,000           168,143,100
4.38%, 3/27/06                                 125,000,000           123,707,292
--------------------------------------------------------------------------------
General Electric
Capital Services:
4.06%, 1/12/06                                 133,300,000           133,134,634
4.40%, 3/22/06                                 138,200,000           136,848,711
--------------------------------------------------------------------------------
HSBC Finance Corp.:
4.04%, 1/10/06                                  19,000,000            18,980,810
4.09%, 1/19/06                                 100,000,000            99,795,500
4.09%, 1/20/06                                 100,000,000            99,784,139
4.12%, 1/27/06                                 100,000,000            99,702,444
4.35%, 3/29/06                                  80,000,000            79,159,000
--------------------------------------------------------------------------------
Network Rail
Infrastructure
Finance plc,
4.21%, 2/9/06                                   60,000,000            59,726,350
--------------------------------------------------------------------------------
Prudential Funding
LLC, 4.24%, 1/30/06 3                          150,000,000           149,487,667
                                                                 ---------------
                                                                   1,331,197,381

--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business
Finance Corp.,
4.41%, 1/3/06 1                                 15,200,000            15,200,000
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.2%
Nestle Capital Corp.,
4.30%, 2/10/06 2                                45,500,000            45,282,611
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.0%
Cambridge-Southlake
Partners LP,
Series 2003,
4.41%, 1/5/06 1                                  8,875,000             8,875,000

                                                 PRINCIPAL                 VALUE
                                                    AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE--4.2%
ING America Insurance
Holdings, Inc.:
4%, 1/5/06                                    $ 50,000,000       $    49,977,778
4.01%, 1/6/06                                    6,500,000             6,496,380
4.04%, 1/10/06                                  22,000,000            21,977,780
4.06%, 1/12/06                                  35,000,000            34,956,581
4.25%, 1/27/06                                  21,000,000            20,935,542
4.27%, 2/13/06                                  25,000,000            24,872,493
4.33%, 2/27/06                                  30,000,000            29,794,325
4.38%, 3/8/06                                   66,500,000            65,966,005
4.39%, 3/13/06                                  42,421,000            42,053,717
4.42%, 3/27/06                                  50,000,000            49,478,194
--------------------------------------------------------------------------------
ING Verzekeringen
NV, 4.18%, 1/23/06                               8,500,000             8,478,287
--------------------------------------------------------------------------------
Jackson National
Life Global
Funding,
4.409%, 1/17/06 1,3                             50,000,000            50,000,000
--------------------------------------------------------------------------------
Jackson National Life
Insurance Co.,
4.301%, 8/1/06 1                                48,000,000            48,000,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5:
4.429%, 1/17/06 1,3                             69,400,000            69,400,000
4.517%, 3/17/06 1,3                             45,000,000            45,004,606
--------------------------------------------------------------------------------
Prudential Insurance
Co. of America,
4.321%, 1/1/06 1                               165,000,000           165,000,000
--------------------------------------------------------------------------------
Security Life of
Denver Insurance
Co., 4.49%, 1/23/06 1                          115,000,000           115,000,000
--------------------------------------------------------------------------------
United of Omaha Life
Insurance Co.,
4.391%, 8/1/06 1,3                              50,000,000            50,000,000
                                                                 ---------------
                                                                     897,391,688

--------------------------------------------------------------------------------
LEASING & FACTORING--1.0%
American Honda
Finance Corp.,
4.25%, 1/19/06                                  18,550,000            18,510,581
--------------------------------------------------------------------------------
Toyota Motor
Credit Corp.:
4.18%, 2/3/06                                   95,000,000            94,635,992
4.33%, 2/10/06                                 100,000,000            99,518,889
                                                                 ---------------
                                                                     212,665,462


                       11 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                 PRINCIPAL                 VALUE
                                                    AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS--0.2%
Chevron Funding Corp.,
4.235%, 1/25/06                               $ 35,000,000       $    34,901,183
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Procter & Gamble
Co., 4.19%, 1/3/06 2                            25,000,000            24,994,181
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.1%
Alcon Capital Corp.,
4.26%, 1/24/06 2                                35,000,000            34,904,742
--------------------------------------------------------------------------------
Cloverleaf International
Holdings SA,
4.19%, 1/19/06                                  55,000,000            54,884,775
--------------------------------------------------------------------------------
GlaxoSmithKline
Finance plc,
4.31%, 2/13/06 2                                50,000,000            49,742,597
--------------------------------------------------------------------------------
Novartis Finance
Corp., 4.25%, 1/4/06 2                          29,027,000            29,016,720
--------------------------------------------------------------------------------
Pfizer Investment
Capital plc,
4.25%, 1/19/06 2                                34,000,000            33,927,750
--------------------------------------------------------------------------------
Sanofi-Aventis,
4.15%, 1/11/06                                  26,700,000            26,669,221
                                                                 ---------------
                                                                     229,145,805

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--10.2%
Blue Spice LLC:
4.05%, 1/11/06 2                                41,000,000            40,953,875
4.15%, 1/25/06 2                                96,800,000            96,532,187
4.175%, 2/1/06 2                                60,000,000            59,784,292
4.405%, 3/13/06 2                              100,000,000            99,131,236
--------------------------------------------------------------------------------
Cooperative Assn. of
Tractor Dealers, Inc.,
Series A:
4.20%, 1/9/06                                    3,000,000             2,997,200
4.31%, 3/2/06                                   25,330,000            25,148,046
4.35%, 1/11/06                                   7,100,000             7,091,717
4.35%, 1/18/06                                   1,437,000             1,434,048
4.35%, 1/23/06                                  20,880,000            20,824,494
--------------------------------------------------------------------------------
Cooperative Assn. of
Tractor Dealers, Inc.,
Series B:
4.20%, 1/11/06                                  15,200,000            15,182,267
4.31%, 3/6/06                                   15,200,000            15,083,534

                                                 PRINCIPAL                 VALUE
                                                    AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
K2 (USA) LLC:
4.30%, 2/24/06 2                              $ 45,700,000       $    45,405,235
4.31%, 2/22/06 2                                23,500,000            23,353,699
4.32%, 1/20/06 1,4                              90,000,000            89,998,595
4.36%, 3/22/06 2                                95,000,000            94,079,556
4.37%, 3/6/06                                   40,000,000            39,689,244
--------------------------------------------------------------------------------
LINKS Finance LLC:
3.13%, 1/10/06                                  80,000,000            79,977,042
4.23%, 2/9/06 2                                 20,000,000            19,908,350
4.37%, 3/6/06                                   25,000,000            24,805,778
4.40%, 3/17/06                                  50,000,000            49,541,667
4.42%, 3/23/06                                  79,000,000            78,214,345
--------------------------------------------------------------------------------
Parkland (USA) LLC:
4.34%, 12/12/06 1,4                             16,000,000            15,998,488
4.35%, 1/18/06 1,4                              42,000,000            41,999,804
--------------------------------------------------------------------------------
RACERS Trust,
Series 2004-6-MM,
4.37%, 1/23/06 1                               156,500,000           156,500,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
4.05%, 1/13/06 2                                97,000,000            96,869,050
4.27%, 2/17/06 2                                84,000,000            83,531,723
4.319%, 2/15/06 1,4                             29,000,000            28,998,921
4.35%, 3/1/06                                   35,000,000            34,750,479
4.385%, 3/8/06                                  30,000,000            29,758,825
4.405%, 3/15/06                                 67,000,000            66,401,532
4.42%, 3/21/06                                  40,000,000            39,612,022
4.42%, 3/24/06                                 270,000,000           267,283,971
--------------------------------------------------------------------------------
Ticonderoga Funding
LLC, 4.30%, 1/17/06 4                           50,000,000            49,904,444
--------------------------------------------------------------------------------
Union Hamilton
Special Purpose
Funding LLC,
4.519%, 3/28/06 1                              100,000,000           100,000,000
--------------------------------------------------------------------------------
Wachovia Asset
Securitization Issuance,
Series 2004-HMIA,
Cl. A,
4.369%, 1/25/06 1                               45,815,700            45,815,337
--------------------------------------------------------------------------------
Wind Master Trust
Nts., Series 2005-18A,
4.379%, 4/25/06 1,3                             35,106,000            35,106,000
--------------------------------------------------------------------------------
Wind Master Trust
Nts., Series 2005-I-1,
4.379%, 6/26/06 1,3                             70,235,000            70,235,000


                       12 | CENTENNIAL MONEY MARKET TRUST

                                                 PRINCIPAL                 VALUE
                                                    AMOUNT            SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
Wind Master Trust
Nts., Series 2005-J-2,
4.379%, 8/25/06 1,3                           $ 80,370,000       $    80,370,000
                                                                 ---------------
                                                                   2,172,272,003
                                                                 ---------------
Total Short-Term Notes
(Cost $13,422,666,665)                                            13,422,666,665

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--0.4%
--------------------------------------------------------------------------------
Federal Home
Loan Bank,
4.18%, 1/4/06                                   40,000,000            39,986,083
--------------------------------------------------------------------------------
Federal Home
Loan Mortgage
Corp.,
4.18%, 1/3/06                                   40,000,000            39,990,711
                                                                 ---------------

Total U.S. Government
Agencies
(Cost $79,976,794)                                                    79,976,794

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $21,217,669,947)                                99.9%       21,217,669,947
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                     0.1            14,818,020
                                              ----------------------------------
NET ASSETS                                           100.0%      $21,232,487,967
                                              ==================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES, DIRECT BANK OBLIGATIONS AND LETTERS OF CREDIT ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE TRUST AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $6,832,097,690, or 32.18% of the Trust's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Illiquid security. The aggregate value of illiquid securities as of December 31, 2005 was $942,603,273, which represents 4.44% of the Trust's net assets. See
Note 4 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $226,900,252 or 1.07% of the Trust's net assets as of December 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                       13 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2005
---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $21,217,669,947)
--see accompanying statement of investments                                              $21,217,669,947
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                            29,107,180
Interest                                                                                      24,207,233
Other                                                                                            946,168
                                                                                         ----------------
Total assets                                                                              21,271,930,528

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                11,581,770
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Dividends                                                                                     22,002,700
Transfer and shareholder servicing agent fees                                                  2,356,514
Distribution and service plan fees                                                             1,628,770
Shareholder communications                                                                     1,399,394
Trustees' compensation                                                                            90,039
Shares of beneficial interest redeemed                                                            65,464
Other                                                                                            317,910
                                                                                         ----------------
Total liabilities                                                                             39,442,561

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $21,232,487,967
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $21,232,489,094
---------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                  (15,296)
---------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                      14,169
---------------------------------------------------------------------------------------------------------
NET ASSETS-applicable to 21,232,949,068 shares of beneficial interest outstanding        $21,232,487,967
                                                                                         ================

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                 $          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       14 | CENTENNIAL MONEY MARKET TRUST

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $401,611,954

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      35,256,842
--------------------------------------------------------------------------------
Service plan fees                                                    21,107,609
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                        13,964,209
--------------------------------------------------------------------------------
Shareholder communications                                              746,060
--------------------------------------------------------------------------------
Custodian fees and expenses                                             153,036
--------------------------------------------------------------------------------
Trustees' compensation                                                   43,411
--------------------------------------------------------------------------------
Administrative fees                                                         750
--------------------------------------------------------------------------------
Other                                                                   715,939
                                                                   -------------
Total expenses                                                       71,987,856
Less reduction to custodian expenses                                       (690)
                                                                   -------------
Net expenses                                                         71,987,166

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               329,624,788

--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                             26

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $329,624,814
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       15 | CENTENNIAL MONEY MARKET TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS                YEAR
                                                                        ENDED               ENDED
                                                            DECEMBER 31, 2005            JUNE 30,
                                                                  (UNAUDITED)                2005
--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------
Net investment income                                         $   329,624,788     $   329,636,607
--------------------------------------------------------------------------------------------------
Net realized gain                                                          26              14,143
                                                              -----------------------------------
Net increase in net assets resulting from operations              329,624,814         329,650,750

--------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------
Dividends from net investment income                             (329,640,084)       (329,636,607)

--------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions                                  925,764,033        (884,153,729)

--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------
Total increase (decrease)                                         925,748,763        (884,139,586)
--------------------------------------------------------------------------------------------------
Beginning of period                                            20,306,739,204      21,190,878,790
                                                              ------------------------------------
End of period (including accumulated net investment
loss of $15,296 for the period ended December 31, 2005)       $21,232,487,967     $20,306,739,204
                                                              ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       16 | CENTENNIAL MONEY MARKET TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     SIX MONTHS                                                             YEAR
                                                          ENDED                                                            ENDED
                                              DECEMBER 31, 2005                                                         JUNE 30,
                                                    (UNAUDITED)         2005         2004         2003         2002         2001
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                    $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations-
net investment income and net realized gain                 .02 1        .02 1        .01          .01          .02          .06
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment loss                         (.02)        (.02)        (.01)        (.01)        (.02)        (.06)
Distributions from net realized gain                         --           --           --           -- 2         -- 2         --
                                                        -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                            (.02)        (.02)        (.01)        (.01)        (.02)        (.06)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $  1.00      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                        =========================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                             1.60%        1.59%        0.61%        1.20%        1.99%        5.51%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                 $21,232      $20,307      $21,191      $23,019      $21,736      $22,210
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                        $20,967      $20,966      $22,509      $22,783      $22,947      $20,830
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                      3.12%        1.57%        0.61%        1.19%        1.97%        5.34%
Total expenses                                             0.68%        0.68%        0.67%        0.66%        0.69%        0.67%
Expenses after payments and waivers
and reduction to custodian expenses                        0.68%        0.68%        0.51%        0.40%        0.66%        0.67%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Trust distributions or the redemption of Trust shares.

4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       17 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Money Market Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek the maximum current income that is consistent with low capital risk and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI).

      The following is a summary of significant accounting policies consistently followed by the Trust.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The net asset value of shares of the Trust is normally determined twice each day, at 12:00 Noon Eastern time and at 4:00 P.M. Eastern time on each day the New York Stock Exchange (the Exchange) is open for trading. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Trust intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Trust.

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Trust. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Trust or in other Oppenheimer funds selected by the Trustee. The Trust purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Trust asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Trust, and will not materially affect the Trust's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.


                       18 | CENTENNIAL MONEY MARKET TRUST

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Trust on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Trust pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Trust. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Trust during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED DECEMBER 31, 2005                  YEAR ENDED JUNE 30, 2005
                                      SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------
Sold                          30,965,478,990     $ 30,965,478,990       56,763,898,768     $ 56,763,898,768
Dividends and/or
distributions reinvested          91,753,146           91,753,146          313,495,015          313,495,015
Redeemed                     (30,131,420,057)     (30,131,468,103)     (57,961,547,512)     (57,961,547,512)
                             -------------------------------------------------------------------------------
NET INCREASE (DECREASE)          925,812,079     $    925,764,033         (884,153,729)    $   (884,153,729)
                             ===============================================================================


                       19 | CENTENNIAL MONEY MARKET TRUST

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee at an annual rate of 0.50% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million, and 0.325% of net assets in excess of $2 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Trust pays the Manager a fee of $1,500 per year for preparing and filing the Trust's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI a per account fee. For the six months ended December 31, 2005, the Trust paid $13,867,213 to SSI for services to the Trust.

--------------------------------------------------------------------------------
SERVICE PLAN (12b-1) FEES. The Trust has adopted a service plan. It reimburses Centennial Asset Management Corporation, the Distributor, for a portion of its costs incurred for services provided to accounts that hold shares of the Trust. Reimbursement is made periodically depending on asset size, at an annual rate of up to 0.20% of the average annual net assets of the Trust. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold shares of the Trust. Fees incurred by the Trust under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. SSI has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Trust. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                       20 | CENTENNIAL MONEY MARKET TRUST

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                       21 | CENTENNIAL MONEY MARKET TRUST

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Trust's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Trust services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Trust and the Manager, (iii) the fees and expenses of the Trust, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Trust grows and whether fee levels reflect these economies of scale for Trust investors and (vi) other benefits to the Manager from its relationship with the Trust. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Trust by the Manager and by OppenheimerFunds, Inc., the Manager's parent company, and information regarding the key personnel that provide such services. The Manager's duties include providing the Trust with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Trust's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Trust policies and procedures and adherence to the Trust's investment restrictions. The Manager is responsible for providing certain administrative services to the Trust as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Trust; compiling and maintaining records with respect to the Trust's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Trust for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Trust's shares. The Manager also provides the Trust with office space, facilities and equipment.


                       22 | CENTENNIAL MONEY MARKET TRUST

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Trust. The Board took account of the fact that the Manager has been an investment advisor since 1978 and that the Manager's and its parent's assets under management rank among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Trust. The Board also considered compliance reports from the Trust's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol E. Wolf and Barry D. Weiss and the Manager's money market investment team and analysts. Ms. Wolf has had over 22 years and Mr. Weiss has had over 7 years of experience managing money market and other fixed income investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Trust and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Trust benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE TRUST. During the year, the Manager provided information on the performance of the Trust at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Trust's historical performance to relevant market indices and to the performance of other money market funds. The Board noted that the Trust's three-year, five-year and ten-year performance were better than its peer group median. However its one-year performance was slightly below its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Trust's investment adviser, including the costs associated with the personnel and systems necessary to manage the Trust, and information regarding the Manager's profitability from its relationship with the Trust. The Board reviewed the fees paid to the Manager and the other expenses borne by the Trust. The Board also evaluated the comparability of the fees charged and the services provided to the Trust to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Trust, other money market funds and other funds with comparable asset levels and distribution features. The Board noted that the Trust's contractual


                       23 | CENTENNIAL MONEY MARKET TRUST

BOARD APPROVAL OF THE TRUST'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
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management fees are at its peer group median and lower than its expense group average, although its actual management fees and total expenses are slightly higher than its peer group median. However, the Board concluded that the Trust's management fees are reasonable in light of the Trust's performance.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Trust, whether those economies of scale benefit the Trust's shareholders and the current level of Trust assets in relation to the Trust's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Trust grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Trust, including compensation paid to the Manager's affiliates. The Board also considered the nature and quality of services provided by affiliates of the Manager, which it reviews at other times during the year in connection with the renewal of the Trust's service agreements. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Trust and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Trust and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Trust and to the independent Trustees. Trust counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                       24 | CENTENNIAL MONEY MARKET TRUST


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Centennial Money Market Trust

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006